Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease, weighted average remaining lease term	3 years	3 years	3 years 8 months 12 days
Lease, weighted average discount rate	4.70%	4.70%	4.90%
Operating lease cost	¥ 50,035	$ 7,668	¥ 66,609
Cost of short-term lease contracts	9,864	$ 1,512	7,039
Operating or finance leases capitalized	¥ 0		¥ 0